Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2022
Other non-current assets
Schedule of other non-current assets

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Deposits	7,094	1,836	266
Loans receivables	13,551	9,795	1,420
Long-term prepayments to a supplier (a)	71,353	62,663	9,085
Receivables for disposal of subsidiaries (Note 4)	—	6,373	924
Others	113	10,424	1,512
Total	92,111	91,091	13,207

Schedule of provision for other loans receivable

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$(Note 2 (d))
Balance at the beginning of year	1,181	9,852	10,944	1,587
Cumulative effect of adoption of new accounting standard relating to credit losses	294	—	—	—
Addition	8,805	1,633	1,894	275
Reversal	(428)	(541)	(4,873)	(707)
Balance at the end of year	9,852	10,944	7,965	1,155